Net Income (Loss) Per Limited Partner Unit	9 Months Ended
Sep. 30, 2015
Net Income (Loss) Per Limited Partner Unit
Net Loss Per Limited Partner Unit

12. Net Income (Loss) Per Limited Partner Unit

Prior to the reorganization and the IPO in November 2014, the Partnership’s businesses were conducted through the Contributing Landmark Funds and the various assets collectively rather than a single entity. As such, there was no single capital structure which to calculate historical earnings per common unit information and earnings per common unit information has not been presented for historical periods prior to the IPO.

The following table includes the results of operations of our Predecessor from January 1, 2014 through November 18, 2014, of Landmark Infrastructure Partners LP for the period beginning November 19, 2014, the date the IPO was completed, through December 31, 2014 and of the Acquired Funds for the period beginning January 1, 2014 through December 31, 2014.

		Landmark
	Landmark	Infrastructure		Landmark
	Infrastructure	Partners LP	Acquired	Infrastructure
	Partners LP	Predecessor	Funds	Partners LP
	Period From	Period From	Period From
	November 19, 2014 to	January 1, 2014 to	January 1, 2014 to	Year Ended
	December 31, 2014	November 18, 2014	December 31, 2014	December 31, 2014
Total revenue	$1,680,771	$16,479,148	$3,950,439	$22,110,358
Total expenses	(823,363)	(5,612,098)	(1,220,501)	(7,655,962)
Total other income and expenses	(3,555,756)	(6,336,831)	(1,701,181)	(11,593,768)
Net income (loss)	$(2,698,348)	$4,530,219	$1,028,757	$2,860,628

Net loss per limited partner unit is calculated only for the period subsequent to the IPO as no units were outstanding prior to the IPO. Landmark’s subordinated units and the General Partner’s incentive distribution rights meet the definition of a participating security and therefore we are required to compute income per unit using the two-class method under which any excess of distributions declared over net income shall be allocated to the partners based on their respective sharing of income specified in the partnership agreement. Payments made to our unitholders are determined in relation to actual distributions declared and are not based on the net loss allocations used in the calculation of net loss per unit.

Net loss per unit applicable to limited partners (including subordinated unitholders) is computed by dividing limited partners’ interest in net loss, after deducting any General Partner incentive distributions, by the weighted-average number of outstanding common and subordinated units. Diluted net loss per unit includes the effects of potentially dilutive units on our common and subordinated units. Net income (loss) related to the Acquired Assets prior to the Partnership’s acquisition dates of each transaction is allocated to the General Partner.

As of September 30, 2015, the General Partner was not entitled to receive any incentive distributions based on current distributions. Therefore, net income available to the limited partner units has not been reduced.

The calculation of net loss per unit related to the Partnership for the nine months ended September 30, 2015 and for the year ended December 31, 2014 is as follows:

	Nine months ended September 30, 2015		Year ended December 31, 2014
	Common Units	Subordinated Units	Common Units	Subordinated Units
Net loss attributable to partners subsequent to initial public offering:
Distribution declared	$6,851,301	$2,892,138	$632,174	$421,359
Undistributed net loss	(7,718,662)	(4,078,268)	(2,251,183)	(1,500,698)
Net loss attributable to partners	$(867,361)	$(1,186,130)	$(1,619,009)	$(1,079,339)

Weighted-average units outstanding:
Basic and diluted	6,500,519	3,135,109	4,702,665	3,135,109

Net loss per limited partner unit:
Basic and diluted	$(0.13)	$(0.38)	$(0.34)	$(0.34)